Inventory - Schedule of inventory (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Inventory Abstract
Raw materials	$ 33,827	$ 51,973
Finished goods	18,306	65,269
Total inventory	$ 52,133	$ 117,242